Consolidated statements of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Income before income taxes	R$ 335,054	R$ 186,937	R$ 98,722
Adjustments to reconcile income before income taxes
Depreciation and amortization	108,744	73,152	9,078
Disposals of property and equipment		78
Allowance for doubtful accounts	32,081	15,040	7,714
Share-based compensation expense	32,610	18,114	2,161
Net foreign exchange differences	4,613	(13,321)	2,697
Net loss (gain) on derivatives	(20,739)	1,780	(1,219)
Accrued interest	25,543	24,002	1,856
Accrued lease interest	44,458	31,469
Share of income of associate	(7,698)	(2,362)
Provision for legal proceedings	5,354	(2,568)	(344)
Others			(11)
Changes in assets and liabilities
Trade receivables	(164,286)	(35,556)	(28,198)
Inventories	(3,110)	(236)	(593)
Recoverable taxes	(13,709)	(3,940)	(63)
Other assets	(23,902)	(7,403)	(3,304)
Trade payables	4,475	3,029	(1,528)
Taxes payables	(552)	4,940	(3,797)
Advances from customers	(1,951)	19,324	2,073
Labor and social obligations	11,125	6,124	(3,019)
Other liabilities	22,771	(10,881)	1,990
Total adjustments to reconcile income with net cash from operations	390,881	307,722	84,215
Income taxes paid	(19,374)	(8,506)	(3,897)
Net cash flows from operating activities	371,507	299,216	80,318
Investing activities
Acquisition of property and equipment	(89,832)	(56,964)	(18,634)
Acquisition of intangibles assets	(47,753)	(64,745)	(3,053)
Restricted cash	14,788	7,530	(18,810)
Payments of notes payable	(5,974)
Acquisition of subsidiaries, net of cash acquired	(913,991)	(241,568)	(221,298)
Loans to related parties		1,598	(594)
Net cash flows used in investing activities	(1,042,762)	(354,149)	(262,389)
Financing activities
Issuance of loans and financing	605,041	7,383	74,980
Payments of loans and financing	(155,090)	(75,093)	(6,492)
Payments of lease liabilities	(55,455)	(39,779)
Related parties loans			(106)
Capital increase	5,444	167,628	156,304
Dividends paid to non-controlling interests	(12,984)	(51,812)	(5,845)
Proceeds from initial public offering	389,170	992,778
Share issuance costs	(19,704)	(79,670)
Net cash flows from (used in) financing activities	756,422	921,435	218,841
Net foreign exchange differences	16,666	14,447
Net increase in cash and cash equivalents	101,833	880,949	36,770
Cash and cash equivalents at the beginning of the year	943,209	62,260	25,490
Cash and cash equivalents at the end of the year	R$ 1,045,042	R$ 943,209	R$ 62,260